Unaudited Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Statement of Cash Flows [Abstract]
Dividends received	$ 45,000	$ 2,600